Debt, Principal Payments Due (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Principal payments maturity [Abstract]
2014	$ 1,382
2015	14,634
2016	18,576
Long-term debt including unamortized debt discount	34,592
Less embedded derivative and unamortized debt discount	(7,640)
Total debt	$ 26,952	$ 11,269